Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued operations [Abstract]
Schedule of results of the discontinued operation, assets and liabilities of the discontinued operation and cash flows (used in) discontinued operations
Results of the discontinued operation

USD (In thousands)	2014	2015	2016
Revenues, net of rebates and discounts	47,075	15,677	—
Business taxes and surcharges	(1,480)	(447)	—
Net revenues	45,595	15,230	—
Cost of revenues	(42,704)	(13,240)	—
Gross profit	2,891	1,990	—
Operating expenses
Research and development expenses	(6,035)	(3,245)	5
Sales and marketing expenses	(15,726)	(7,384)	(27)
General and administrative expenses	(3,016)	(3,051)	(221)
Total operating expenses	(24,777)	(13,680)	(243)
Net gain from exchanges of content copyrights	1,556	137	—
Operating loss	(20,330)	(11,553)	(243)
Gain on disposal of Kankan	—	1,505	—
Income taxes benefits/(expenses)	1,923	(2,048)	36
Loss from discontinued operations	(18,407)	(12,096)	(207)

Assets and liabilities of the discontinued operation

USD (In thousands)	December 31, 2014
Assets
Accounts receivable, net	23,741
Prepayments and other current assets	670
Copyrights related to content-current portion	16,013
Property and equipment, net	1,111
Intangible assets	4,997
Prepayment for content	456
Other long-term prepayments and receivables	57
Total assets held for sale	47,045

Liabilities
Accounts payables	25,267
Deferred revenue, current portion	1,018
Accrued liabilities and other payables	1,082
Total liabilities held for sale	27,367

Cash flows generated from/ (used in) discontinued operations

USD (In thousands)	2014	2015	2016
Net cash generated from/(used in) operating activities	2,293	(1,554)	(215)
Net cash (used in)/generated from investing activities	(34,661)	9,135	—
Net cash used in financing activities	—	—	—
Net cash flow for the year	(32,368)	7,581	(215)